Subsequent events (Details)			3 Months Ended	12 Months Ended
	Mar. 26, 2018 T	Mar. 22, 2018 USD ($) vessel	Jun. 30, 2017 vessel	Dec. 31, 2016 vessel	Mar. 29, 2018 USD ($)
Ice Class Suezmax Vessels | Entering into significant commitment or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Facility size		$ 173,600,000.0
Ice Class Suezmax Vessels | Vessels
Disclosure of non-adjusting events after reporting period [line items]
Number of additional vessels available through purchase option | vessel			4	2
Ice Class Suezmax Vessels | Vessels | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of additional vessels available through purchase option | vessel		4
Ice Class Suezmax Cap Quebec | Vessels | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Vessel, mass | T	156,600
Maximum | Ice Class Suezmax Vessels | Entering into significant commitment or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Maximum portion of contract to be financed		70.00%
Senior Secured Loans | Entering into significant commitment or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					$ 220,000,000.0
Term Loan Facility | Entering into significant commitment or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					110,000,000.0
Revolving Credit Facility | Entering into significant commitment or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					$ 110,000,000.0